Basis of Presentation, Organization and Going Concern (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 26, 2018	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
State of incorporation		Nevada
Date of incorporation		May 05, 1998
Cash		$ 19,961,808	$ 2,802,044	$ 696,826	$ 670,853	$ 2,509,215	$ 228,465
Total current liabilities		160,828		93,616	230,184
Proceeds from the issuance of equity securities	$ 19,800,000	19,800,000	2,803,176	2,949,326	991,860	4,367,100
Common stock issued for conversion of note payable		5,200,000				$ 548,700
2013 Note and March 2015 [Member]
Common stock issued for conversion of note payable		$ 5,200,000